Unaudited Condensed Statement of Cash Flows - USD ($)		9 Months Ended
	Jan. 20, 2021	Sep. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (9,153)	$ (3,722,798)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related party in exchange for issuance of Class B ordinary shares		25,000
General and administrative expenses paid by related party under promissory note		26,800
Change in fair value of derivative warrant liabilities		1,995,420
Financing costs – warrant liabilities		462,620
Net gain on investments held in Trust Account		(8,438)
Changes in operating assets and liabilities:
Prepaid expenses	9,153	(1,041,828)
Accrued expenses		7,565
Deferred legal fees		592,358
Net cash used in operating activities		(1,663,301)
Cash Flows from Investing Activities:
Cash deposited in Trust Account		(311,163,050)
Net cash used in investing activities		(311,163,050)
Cash Flows from Financing Activities:
Proceeds from note payable to related party		100
Repayment of note payable to related party		(171,742)
Proceeds received from initial public offering		311,163,050
Proceeds received from private placement		9,223,261
Offering costs paid		(6,295,461)
Net cash provided by financing activities		313,919,208
Net increase in cash		1,092,857
Cash – beginning of the period
Cash – end of the period		1,092,857
Supplemental disclosure of noncash investing and financing activities:
Offering costs included in accounts payable		200,000
Offering costs included in accrued expenses	42,000	70,000
Prepaid expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	$ 25,000
Offering costs paid by related party under promissory note		144,842
Deferred underwriting commissions		10,890,707
Forfeiture of Class B ordinary shares from Sponsor		$ 13